Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions

NOTE E - PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments include J.P. Morgan Asset Management investment funds and shares of the Company’s common stock. J.P. Morgan Asset Management is an affiliate of the recordkeeper, J.P. Morgan. These transactions qualify as party-in-interest transactions. In addition, loans made to participants in the Plan are also considered party-in-interest transactions.

During the year ended December 31, 2025, the Plan incurred approximately $21,000 and $138,000 of fees associated with services provided by J.P. Morgan and Empower, the trustee of the Plan, respectively, both of which qualify as party-in-interest transactions.